Leases (Tables)	12 Months Ended
Mar. 31, 2020
Presentation Of Leases For Lessee [Abstract]
Schedule of Right-of-use Assets

The Group presents right-of-use assets that do not meet the definition of investment property in 'property, plant and equipment', the same line item as it presents underlying assets of the same nature that it owns. (refer note 19)

Amount
Balance as at April 1, 2019	24,994
Additions to right-of-use assets	3,974
Additions to right-of-use assets (related to business combination, refer note 8 (b))	945
Effect of movements in foreign exchange rates	(1,299)
Depreciation charged during the year ended March 31, 2020	(5,284)
Balance as at March 31, 2020	23,330

Schedule of Amount Recognised in Statement of Profit or Loss	Amounts recognised in statement of profit or loss
Amount
Interest on lease liabilities during the year ended March 31, 2020 (lease under IFRS 16)	2,731
Depreciation on right-of-use assets during the year ended March 31, 2020 (lease under IFRS 16)	5,284
Rent charged during the year ended March 31, 2019 (lease under IAS 17)	6,581
Rent charged during the year ended March 31, 2018 (lease under IAS 17)	7,701

Schedule of Amount Recognised in Statement of Cash Flow	Amounts recognised in statement of cash flows
Amount
Total cash outflows for leases	6,212